Organization (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 28, 2023	Aug. 17, 2023
Organization [Line Items]
Incorporation date	May 04, 2020	May 04, 2020
Loss from discontinued operations				$ (282,761)
Gain from discontinued operation				582,324
Debt Transaction [Member]
Organization [Line Items]
Debt transaction amount	$ 1,152,328.5	¥ 8,411,156.95
Cordyceps Sunshine Biotech Co., Ltd. [Member]
Organization [Line Items]
Gain from discontinued operation				582,324
Cordyceps Sunshine HK [Member]
Organization [Line Items]
Realized a gain				865,085
Loss from discontinued operations				$ 282,761
Cordyceps Sunshine Cayman [Member]
Organization [Line Items]
Percentage of equity interest						100.00%
Mr. Niu [Member]
Organization [Line Items]
Percentage of equity interest					100.00%
Chengdu Skyherb [Member]
Organization [Line Items]
Percentage of equity interest				100.00%